Property, Plant and Equipment, Net - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment Gross	$ 4,666	$ 5,505
Land [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment Gross	$ 111	$ 160